Stockholders' Equity Transactions	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Transactions [Text Block]
7.	Stockholders’ Equity Transactions

Common Stock
As of December 31, 2010, the Company had 27,060,561 shares of common stock issued and outstanding and 542,856 shares owed but not issued.

During the year ending December 31, 2011, the Company issued 542,856 shares of common stock that were owed but not issued as of December 31, 2010.

During the year ended December 31, 2011, the Company issued 600,000 shares to Directors in lieu of executive compensation. The shares were valued at $306,000 which was market value on the day of the grant.

During the year ended December 31, 2011, the Company issued 100,000 shares of common stock for services. The shares were valued at $51,000, which was market value on the day of the grant.

During the year ended December 31, 2011, the Company issued 200,000 units of equity for cash in the amount of $50,000. Each unit contained one share of common stock and one warrant for a share of common stock at an exercise price of $0.40. The warrants have a term of two years.

During the year ended December 31, 2011, the Company issued 4,363,611 shares of common stock in conversion of $1,090,902 of convertible debt at 0.25 per shares. See Note 6 for further details.

As of December 31, 2011, there are 32,867,028 shares of common stock issued and outstanding and no common stock owed but not issued.

In January of 2012, the Company issued 900,000 shares of common stock in lieu of executive compensation. The shares were valued at $189,000, which was market value on the day of the grant.

During the year December 31, 2012, the Company authorized the issuance of 767,500 shares of common stock for the conversion of $239,469 of accounts payable balances. As of the balance sheet date 417,500 shares were unissued.

During the year ended December 31, 2012, the Company authorized the issuance of 12,652,869 shares of common stock for the conversion of $3,163,218 in convertible debt and accrued interest as discussed in Note 6.

During the year ended December 31, 2012, the Company authorized the issuance of 850,509 shares of common stock for the conversion of $212,628 in notes payable and accrued interest as discussed in Note 6.

During the year ended December 31, 2012, the Company authorized the issuance of 6,006,208 shares of common stock valued at $832,083 in connection with the anti-dilution provisions provided to Maxum and CPP.

As of December 31, 2012 there are 47,620,406 shares of common stock issued and outstanding and 6,423,708 shares of common stock owed but not issued.

Warrants

During the year ended December 31, 2011, the Company issued 200,000 warrants in relation to a stock sale as described in above. The warrants have a $0.40 exercise price and a two-year life. The warrants expire on November 7, 2013.

During the year ended December 31, 2012, the Company issued 3,003,104 warrants in connection with the ASYM Purchase Agreement discussed in Note 6. The warrants are exercisable for a term of five years and at a strike price of $0.01. These warrants expire in the third and fourth quarter of 2017.

As of December 31, 2012, there are 3,203,104 warrants outstanding at a weighted average exercise price of $0.0344.